Consolidated Statement of Cash Flows $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating activities:
Net earnings		$ 105.0	$ 136.3	$ 66.9
Adjustments to net earnings for items not affecting cash:
Depreciation and amortization		76.5	75.6	68.3
Equity-settled stock-based compensation (note 13)		30.1	33.0	37.6
Other charges (note 16)		5.7	21.2	16.3
Finance costs, net of refund interest income		10.1	(4.3)	6.3
Income tax expense		27.4	24.7	42.2
Other		(1.6)	(1.1)	(17.5)
Changes in non-cash working capital items:
Accounts receivable		25.7	(104.6)	12.5
Inventories		(171.2)	(89.5)	(75.6)
Other current assets		(2.0)	(5.3)	38.2
Accounts payable, accrued and other current liabilities and provisions		52.1	75.4	28.8
Increase (decrease) in working capital		(95.4)	(124.0)	3.9
Net income tax refund (paid), including related refund interest income		(30.8)	11.9	(27.7)
Net cash provided by operating activities		127.0	173.3	196.3
Investing activities:
Acquisitions (note 3)		0.0	(14.9)	0.0
Purchase of computer software and property, plant and equipment	[1]	(102.6)	(64.1)	(62.8)
Proceeds from sale of assets		0.8	1.0	2.8
Deposit on anticipated sale of real property (note 8)		0.0	0.0	11.2
Advances to solar supplier (note 4)		0.0	0.0	(29.5)
Repayments from solar supplier (note 4)		12.5	14.0	3.0
Net cash used in investing activities		(89.3)	(64.0)	(75.3)
Financing activities:
Borrowings under credit facility (note 12)		0.0	40.0	275.0
Repayments under credit facility (note 12)		(40.0)	(75.0)	(12.5)
Finance lease payments (note 12)		(6.5)	(4.5)	0.0
Issuance of capital stock (note 13)		13.6	4.1	3.9
Repurchase of capital stock for cancellation (note 13)		(19.9)	(34.3)	(370.4)
Purchase of treasury stock for stock-based plans (note 13)		(16.7)	(18.2)	(28.9)
Finance costs paid		(10.2)	(9.5)	(7.8)
Net cash used in financing activities		(79.7)	(97.4)	(140.7)
Net increase (decrease) in cash and cash equivalents		(42.0)	11.9	(19.7)
Cash and cash equivalents, beginning of year		557.2	545.3	565.0
Cash and cash equivalents, end of year		$ 515.2	$ 557.2	$ 545.3

[1]	Additional equipment of $5.0 was acquired through finance leases in 2017 (2016 — $3.4; 2015 —$19.0). See notes 4, 8 and 12. Unpaid purchases of property, plant and equipment at December 31, 2017 were $18.5 (December 31, 2016 — $22.6; December 31, 2015 — $11.2).